CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 2,218	$ 2,022	$ 9,325	$ 7,915
Other comprehensive loss:
Unrealized holding gains (losses)	215	(1,213)	(1,120)	2,466
Reclassification adjustment for realized gains in net income	(113)			(5,912)
Unrealized gain (loss)	102	(1,213)	(1,120)	(3,446)
Income tax effect	(33)	354	276	1,413
Other comprehensive loss, net of tax	69	(859)	(844)	(2,033)
Total comprehensive income	$ 2,287	$ 1,163	$ 8,481	$ 5,882